Finance debt (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

						$ million
			2019			2018
	Current	Non-current	Total	Current	Non-current	Total
Borrowings	10,487	57,237	67,724	9,329	55,803	65,132
The following table shows the weighted-average interest rates achieved through a combination of borrowings and derivative financial instruments entered into to manage interest rate and currency exposures.

		Fixed rate debt		Floating rate debt		Total
	Weighted average interest rate %	Weighted average time for which rate is fixed Years	Amount $ million	Weighted average interest rate %	Amount $ million	Amount $ million
						2019
US dollar	4	5	25,634	3	41,871	67,505
Other currencies	6	10	183	7	36	219
			25,817		41,907	67,724

						2018
US dollar	4	4	17,264	4	47,461	64,725
Other currencies	5	5	323	8	84	407
			17,587		47,545	65,132

Summary of the fair value and carrying amount of finance debt
The carrying amount of the group’s short-term borrowings, comprising mainly of commercial paper, approximates their fair value. The fair values of the significant majority of the group’s long-term borrowings are determined using quoted prices in active markets, and so fall within level 1 of the fair value hierarchy. Where quoted prices are not available, quoted prices for similar instruments in active markets are used and such measurements are therefore categorized in level 2 of the fair value hierarchy.

				$ million
		2019		2018
	Fair value	Carrying amount	Fair value	Carrying amount
Short-term borrowings	2,321	2,321	2,153	2,153
Long-term borrowings	67,055	65,403	63,213	62,979
Total finance debt	69,376	67,724	65,366	65,132